UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [X]; Amendment Number: 1
This Amendment (check only one):              [ ] is a restatement.
                                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA       01/23/2012
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      2
Form 13F Information Table Value Total:      2,913   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
NAUTILUS MARINE ACQUISIT COR   COM              Y6255E101     2803    294000 SH  NONE Sole                  294000 0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119      110    294000 SH  NONE Sole                  294000 0        0